Marketable Securities	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Marketable Securities	Marketable Securities
The Company invested in various debt securities in the year ended December 31,
2021
. As of December 31, 2021, the Company designated these investments as AFS debt securities and did not have any debt securities classified as HTM or trading. As of December 31, 2020, the Company did not hold any debt securities.
The following table presents the amortized cost, gross unrealized gains and losses, and fair value of the Company’s debt securities at December 31, 2021 aggregated by major security type (dollars in thousands):

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
U.S. corporate securities	$39,370	$5	$(154)	$39,221
U.S. government securities	2,997	—	(1)	2,996
Asset-backed securities	6,439	1	(22)	6,418
Other debt securities	745	—	(6)	739

Total available for sale securities	49,551	6	(183)	49,374

Total debt securities	$49,551	$6	$(183)	$49,374

The following table presents the amortized cost and fair value of the Company’s debt securities by contractual maturities at December 31, 2021 (dollars in thousands):

As of December 31, 2021	Amortized Cost	Fair Value
Due in one year or less	$8,858	$8,847
Due after one year through five years	40,693	40,527

Total available for sale securities	49,551	49,374

Total debt securities	$49,551	$49,374

Refer to Note 21 for additional information regarding the fair value measurements of the Company’s marketable securities.
Proceeds from sales of debt securities and the associated gains and losses during the years ended December 31, 2021, 2020, and 2019 are listed below (dollars in thousands):

	Years Ended December 31,
	2021	2020	2019
Available for sale debt securities:
Proceeds from sales of debt securities	$1,250	$—	$—
Gross realized gains	4	—	—
Gross realized losses	—	—	—
Gains and losses on sales of debt securities are recorded on the trade date in other income (expense), net, and determined using the specific identification method. There were no transfers of debt securities from AFS category into other categories during the years ended December 31, 2021, 2020 and 2019.
The Company reviewed its debt securities to identify and evaluate investments that have indications of possible impairment. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the cost basis, credit quality and its ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value. The Company has determined that the unrealized losses for debt securities at December 31, 2021 were temporary in nature and did not consider any debt securities to be other-than-temporarily impaired. The Company will continue to assess whether a debt security is other-than-temporarily impaired at every reporting period (i.e., on quarterly basis). The following table presents the amortized cost and fair value of the Company’s debt securities that are in an unrealized loss position and for which an other-than-temporary impairment has not been recognized in earnings at December 31, 2021 (dollars in thousands):

	In Unrealized Loss Position ForLess Than 12 Months		In Unrealized Loss Position For12 Months Or Longer
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
U.S. corporate securities	$35,961	$(154)	$—	$—
U.S. government securities	2,996	(1)	—	—
Asset-backed securities	4,938	(22)	—	—
Other debt securities	739	(6)	—	—

Total available for sale securities	44,634	(183)	—	—

Total debt securities	$44,634	$(183)	$—	$—